accounting policy developments	6 Months Ended
Jun. 30, 2025
accounting policy developments
accounting policy developments
2	accounting policy developments

(a)Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

●	In December 2024, the International Accounting Standards Board issued Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7, which amended IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments, Disclosures. These amendments, among other matters, will now allow for hedge accounting to be applied in instances where there is variability in the underlying amount of electricity because the source of electricity generation depends on uncontrollable natural conditions (for example, the weather). Specifically, if we were to choose to apply hedge accounting, this would affect the accounting for the unrealized forward element of our pre-existing virtual power purchase agreements, which were first entered into in 2022. The measurement of the fair value of the unrealized forward element of our virtual power purchase agreements is unaffected by the amendments. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted.

In accordance with the permitted transitional provisions, effective January 1, 2025, we have prospectively designated our pre-existing virtual power purchase agreements, which are contracts for differences, as held for hedging and have applied hedge accounting; this will have the effect of the net change in the unrealized forward element of our virtual power purchase agreements arising on or after January 1, 2025, being included in the determination of other comprehensive income. The transitional provisions did not permit retrospective designation of our pre-existing virtual power purchase agreements.

The effects on the consolidated statement of income and other comprehensive income line items are as set out in the following table.

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
Periods ended June 30, 2025 (millions except per share amounts)	IFRS 7 effects	IFRS 7 effects	reported
THREE-MONTH
OPERATING REVENUES	$5,082	$—	$5,082
OPERATING EXPENSES
Goods and services purchased	1,859	(1)	1,858
Employee benefits expense	1,545	—	1,545
Depreciation	601	—	601
Amortization of intangible assets	403	—	403
Impairment of goodwill	500	—	500
	4,908	(1)	4,907
OPERATING INCOME	174	1	175
Financing costs	337	36	373
INCOME (LOSS) BEFORE INCOME TAXES	(163)	(35)	(198)
Income taxes	56	(9)	47
NET INCOME (LOSS)	$(219)	$(26)	$(245)
OTHER COMPREHENSIVE INCOME
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	$(29)	$26	$(3)
COMPREHENSIVE INCOME (LOSS)	$(296)	$—	$(296)
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$33	$(26)	$7
NET INCOME PER COMMON SHARE
Basic	$0.02	$(0.02)	$—
Diluted	$0.02	$(0.02)	$—

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
Periods ended June 30, 2025 (millions except per share amounts)	IFRS 7 effects	IFRS 7 effects	reported
SIX-MONTH
OPERATING REVENUES	$10,139	$—	$10,139
OPERATING EXPENSES
Goods and services purchased	3,707	(2)	3,705
Employee benefits expense	3,011	—	3,011
Depreciation	1,193	—	1,193
Amortization of intangible assets	803	—	803
Impairment of goodwill	500	—	500
	9,214	(2)	9,212
OPERATING INCOME	925	2	927
Financing costs	698	19	717
INCOME BEFORE INCOME TAXES	227	(17)	210
Income taxes	158	(4)	154
NET INCOME	$69	$(13)	$56
OTHER COMPREHENSIVE INCOME
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	$(27)	$13	$(14)
COMPREHENSIVE INCOME	$57	$—	$57
NET INCOME ATTRIBUTABLE TO COMMON SHARES	$341	$(13)	$328
NET INCOME PER COMMON SHARE
Basic	$0.22	$—	$0.22
Diluted	$0.22	$—	$0.22

The effects on the consolidated statement of changes in owners’ equity line items are as set out in the following table.

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
As at June 30, 2025 (millions)	IFRS 7 effects	IFRS 7 effects	reported
COMMON EQUITY
Share capital	$13,533	$—	$13,533
Contributed surplus	1,142	—	1,142
Retained earnings	643	(13)	630
Accumulated other comprehensive income (loss)	(98)	13	(85)
	$15,220	$—	$15,220

The effects on the consolidated statement of cash flows line items are as set out in the following table.

	Excluding
	amendments	Amendments
	to IFRS 9 and	to IFRS 9 and	As currently
Periods ended June 30, 2025 (millions)	IFRS 7 effects	IFRS 7 effects	reported
THREE-MONTH
OPERATING ACTIVITIES
Net income (loss)	$(219)	$(26)	$(245)
Deferred income taxes	(74)	(9)	(83)
Net-change in non-cash operating working capital	(66)	35	(31)
All other reconciling items within operating activities	1,025	—	1,025
Cash provided by operating activities	$1,166	$—	$1,166
SIX-MONTH
OPERATING ACTIVITIES
Net income	$69	$(13)	$56
Deferred income taxes	(85)	(4)	(89)
Net-change in non-cash operating working capital	(291)	17	(274)
All other reconciling items within operating activities	2,050	—	2,050
Cash provided by operating activities	$2,243	$—	$2,243

(b)Standards, interpretations and amendments to standards and interpretations not yet effective and not yet applied

●	In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements. The new standard will replace IAS 1, Presentation of Financial Statements. Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard, the new standard incrementally will:
●	With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard);
●	Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures that are used in public communications to share management’s views of various aspects of an entity’s performance and which are derived from the statement of income and other comprehensive income;
●	Enhance the requirements for aggregation and disaggregation of financial statement amounts; and
●	Require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows.

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently assessing the impacts of the new standard; while there will be a limited shift of where a number of our management-defined performance measures are disclosed and reconciled (primarily a shift from management’s discussion and analysis to the financial statements) and where certain cash flows will be categorized in our statements of cash flows (primarily shifting interest paid from operating activities to financing activities), we do not expect that the totality of our financial disclosure will be materially affected by the application of the new standard.

●	In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of: the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is de-recognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the new standard but do not expect to be materially affected by the application of the amendments.